PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 113.8%
Asset-Backed Securities 17.0%
Automobiles 1.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040%	09/22/25		5,000	$4,814,898
Series 2023-08A, Class C, 144A	7.340	02/20/30		1,000	995,838

Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,185,739
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120	12/27/27		800	708,694
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		722	782,727
Series 2020-02, Class F, 144A	5.763	02/25/28		700	697,969
Series 2021-01, Class E, 144A	2.365	09/25/28		78	76,656
Series 2021-02, Class F, 144A	4.393	12/26/28		600	576,463

Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class E, 144A	11.366	12/15/32		171	172,095
Santander Bank, NA, Series 2021-01A, Class D, 144A	5.004	12/15/31		600	576,741
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	935,475
					11,523,295
Collateralized Loan Obligations 14.3%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-21A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.427(c)	10/20/34		7,500	7,484,250
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.215(c)	04/15/30	EUR	4,450	4,700,361
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500	11/15/31	EUR	209	214,221
Battalion CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.937(c)	03/09/34		600	594,831
Bilbao CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	6.165(c)	04/15/36	EUR	5,900	6,039,633
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	5.302(c)	08/15/30	EUR	5,000	5,264,177

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Euro CLO DAC (Ireland), (cont’d.)
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.495%(c)	03/15/32	EUR	8,250	$8,700,023
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	8,255,266
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	496	512,576
Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	6.256(c)	04/25/36	EUR	12,750	13,651,314

Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.427(c)	10/20/34		4,500	4,385,017
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.715(c)	10/15/34	EUR	9,000	9,439,546
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	7.302(c)	10/20/29		750	746,625
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month SOFR + 2.212% (Cap N/A, Floor 0.000%)	7.627(c)	10/20/31		500	493,000
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.665(c)	07/15/32	EUR	8,050	8,517,496
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.357(c)	01/18/34		4,500	4,467,241
MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.279(c)	02/20/31		250	246,950
Ocean Trails CLO (Cayman Islands), Series 2020-09A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.405(c)	10/15/34		10,000	9,775,050
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.355(c)	10/15/34		15,000	14,540,829
Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.427(c)	10/20/34		8,700	8,604,300

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500%	01/17/32	EUR	8,500	$7,904,055
St. Paul’s CLO DAC (Ireland), Series 04A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	8,937,143
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.852% (Cap N/A, Floor 1.590%)	7.245(c)	01/15/31		162	161,929
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class BRR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.352(c)	10/29/34		6,000	5,916,611
					139,552,444
Consumer Loans 0.3%
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050	11/20/31		600	485,298
OneMain Financial Issuance Trust, Series 2023-02A, Class D, 144A	7.520	09/15/36		2,600	2,609,308
					3,094,606
Other 0.6%
Goodleap Sustainable Home Solutions Trust, Series 2023-03C, Class A, 144A	6.500	07/20/55		484	482,646
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		1,322	1,343,746
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.257(c)	06/25/24		4,440	4,347,653
					6,174,045
Residential Mortgage-Backed Securities 0.5%
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.956(c)	11/25/60	EUR	558	578,201

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.818%(c)	09/27/75	EUR	3,652	$3,886,933
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	7.069(c)	03/15/26	EUR	294	272,418
					4,737,552
Student Loans 0.1%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		574	112,561
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month SOFR + 2.364% (Cap N/A, Floor 1.250%)	7.689(c)	11/29/24		1,060	1,060,141
					1,172,702

Total Asset-Backed Securities (cost $179,469,558)					166,254,644
Commercial Mortgage-Backed Securities 8.5%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A (original cost $4,480,438; purchased 08/26/20)(f)	3.203(cc)	05/15/35		4,900	3,454,859
Series 2018-20TS, Class G, 144A (original cost $4,424,349; purchased 05/09/18 - 08/26/20)(f)	3.203(cc)	05/15/35		5,000	3,425,366
Series 2018-20TS, Class H, 144A (original cost $88,505; purchased 05/09/18)(f)	3.203(cc)	05/15/35		100	66,507
BANK5,
Series 2023-05YR3, Class XD, IO, 144A	3.559(cc)	09/15/56		11,949	1,564,988
Series 2023-05YR4, Class XD, 144A	3.786(cc)	12/15/56		10,349	1,450,433
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36		250	184,831
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		250	172,819
Series 2019-C04, Class XB, IO	1.281(cc)	08/15/52		43,170	2,258,646

BPR Trust, Series 2023-BRK02, Class C, 144A	8.630(cc)	11/05/28		3,800	3,860,948
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.087(c)	10/15/36		6,163	6,016,867

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.202%(c)	11/15/37	1,769	$1,752,135
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.520(c)	05/15/36	4,988	4,926,573
Series 2019-ICE04, Class F, 144A, 1 Month SOFR + 2.697% (Cap N/A, Floor 2.650%)	8.020(c)	05/15/36	2,095	2,068,016
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month SOFR + 1.996% (Cap N/A, Floor 1.700%)	7.319(c)	05/15/35	91	87,919
Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.619(c)	05/15/35	320	309,387
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	250	164,281
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	250	152,699
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.471(cc)	03/25/26	1,045	27,576
Series K066, Class X1, IO	0.884(cc)	06/25/27	7,214	154,926
Series K103, Class X1, IO	0.757(cc)	11/25/29	149,363	4,618,857
Series KC02, Class X1, IO	0.511(cc)	03/25/24	71,672	186,714

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%)	7.674(c)	08/01/24	5,500	5,447,367
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	9.987(c)	10/15/36	3,090	2,735,070
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A	4.767(cc)	07/05/31	8,800	4,911,553
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	9,825	3,336,875
Series 2021-NYAH, Class H, 144A, 1 Month SOFR + 3.504% (Cap N/A, Floor 3.390%)	8.827(c)	06/15/38	3,590	2,351,331
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	20,580	16,259,416
Series 2019-MEAD, Class XA, IO, 144A	0.113(cc)	11/10/36	297,065	112,350

ONE Mortgage Trust, Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.187(c)	03/15/36	1,172	1,044,781

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.937%(c)	05/15/31	11,200	$9,926,055

Total Commercial Mortgage-Backed Securities (cost $103,250,763)				83,030,145
Corporate Bonds 52.0%
Advertising 0.1%
CMG Media Corp., Gtd. Notes, 144A(a)	8.875	12/15/27	1,608	1,303,205
Aerospace & Defense 1.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	956,242
Sr. Unsec’d. Notes	3.825	03/01/59	1,500	1,028,360
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	2,750	2,592,425
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	6,790	6,790,000

Embraer Netherlands Finance BV (Brazil), Sr. Unsec’d. Notes, 144A	7.000	07/28/30	3,025	3,079,208
				14,446,235
Agriculture 0.2%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	100	88,870
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	2,325	2,073,031
				2,161,901
Airlines 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	1,925	1,836,161
Delta Air Lines, Inc., Sr. Unsec’d. Notes(a)	3.750	10/28/29	1,720	1,537,761
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	695	687,593

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700%	11/01/33(h)	383	$313,049
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	850	808,090
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	356,988
				5,539,642
Auto Manufacturers 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	875	697,991
Sr. Unsec’d. Notes	4.750	01/15/43	3,175	2,449,095

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.900	02/16/28	550	480,505
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35	970	877,860
Sr. Unsec’d. Notes	5.150	04/01/38	1,250	1,107,411
Sr. Unsec’d. Notes	6.250	10/02/43	80	76,776
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes(a)	3.600	06/21/30	1,365	1,194,458
Sr. Unsec’d. Notes(a)	6.000	01/09/28	1,810	1,835,581
				8,719,677
Auto Parts & Equipment 0.7%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	850	818,320
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	546	538,311
Gtd. Notes(a)	6.500	04/01/27	1,400	1,353,277

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	126	124,740
Dana, Inc., Sr. Unsec’d. Notes(a)	5.375	11/15/27	3,015	2,865,244

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625%	06/28/31	1,190	$908,517
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	550	453,222
				7,061,631
Banks 10.7%
Banco de Credito del Peru S.A. (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,915	1,694,775
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	2,015	1,664,894
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	2,115	1,691,556
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	5,800	5,689,142
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	2,820	2,344,276
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	1,605	1,304,786
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	2,450	2,104,576
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	878,830
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	2,865	2,300,682
Sr. Unsec’d. Notes(a)	7.437(ff)	11/02/33	2,645	2,820,320

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	2,020	1,706,168
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750	05/05/26	400	395,496
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	975	941,538
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	7,301	6,642,684
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	541,477
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	7,734,821

Discover Bank, Sr. Unsec’d. Notes	2.700	02/06/30	3,275	2,607,081
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	150	158,317
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,179,741
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	246,309
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	982,252

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198%(ff)	06/01/32	700	$542,451
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	8,150	8,061,513
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,065	1,977,793
Jr. Sub. Notes, Series KK(a)	3.650(ff)	06/01/26(oo)	18,000	16,239,145

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,213,355
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,526,674
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,221,008
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	6,820	5,564,793

Societe Generale SA (France), Sub. Notes, 144A, MTN	6.221(ff)	06/15/33	3,000	2,804,533
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.156(c)	09/30/24	3,884	3,853,709
Truist Financial Corp., Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	710	627,298
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	2,782,219
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	2,915	2,975,943
VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950	10/17/22(d)	2,240	112,000
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,255,809
				104,387,964
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	1,500	1,378,806
Building Materials 0.8%
Cemex SAB de CV (Mexico),
Gtd. Notes	5.200	09/17/30	583	543,356
Gtd. Notes	5.450	11/19/29	1,917	1,811,565

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125%	01/15/29	175	$137,410
Griffon Corp., Gtd. Notes	5.750	03/01/28	515	486,710
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	448	430,009
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	795	755,250
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,125	2,019,140
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,850	1,623,406
				7,806,846
Chemicals 0.8%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28	1,325	1,146,523
Gtd. Notes, 144A	8.500	01/12/31	2,540	2,485,390

Chemours Co. (The), Gtd. Notes	5.375	05/15/27	1,050	1,000,224
Rain Carbon, Inc., Sr. Sec’d. Notes, 144A	12.250	09/01/29	225	229,485
Sasol Financing USA LLC (South Africa),
Gtd. Notes(a)	4.375	09/18/26	730	665,669
Gtd. Notes(a)	5.875	03/27/24	1,450	1,434,354

TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	916	927,336
				7,888,981
Coal 0.1%
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.000	08/15/40	722	696,565
Commercial Services 0.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	878	828,190

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625%	07/15/26		1,626	$1,580,807
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		2,825	2,135,398
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	595,000
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	364,480

DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	557,649
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	79,999
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28		350	328,272
GTCR W-2 Merger Sub LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	203,717
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32		2,050	1,740,247
					8,413,759
Computers 0.1%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		535	488,187
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		656	677,762
					1,165,949
Distribution/Wholesale 0.3%
H&E Equipment Services, Inc., Gtd. Notes, 144A(a)	3.875	12/15/28		3,500	3,101,479
Diversified Financial Services 2.6%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		1,250	1,170,355
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		900	855,031

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.714%(c)	05/31/25		6,300	$5,953,500
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	4.150	01/23/30		350	317,567
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		150	129,611
Gtd. Notes, 144A	5.500	08/15/28		1,590	1,481,154
Gtd. Notes, 144A	6.000	01/15/27		800	778,757
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,800	1,546,053
Gtd. Notes	4.000	09/15/30		750	610,687

PennyMac Financial Services, Inc., Gtd. Notes, 144A(a)	4.250	02/15/29		1,800	1,563,429
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	784,056
Sherwood Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	4,225	4,478,355
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30		6,525	5,704,309
					25,372,864
Electric 4.5%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30		3,006	2,476,652
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		670	633,329
Sr. Unsec’d. Notes, 144A(a)	4.625	02/01/29		2,775	2,515,957
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,175	1,039,854
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		4,000	3,765,121

Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29		295	251,614
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,344,601
Dominion Energy, Inc., Jr. Sub. Notes, Series B(a)	4.650(ff)	12/15/24(oo)		2,625	2,443,557
Electricidad Firme de Mexico Holdings SA de CV (Mexico), Sr. Sec’d. Notes, 144A	4.900	11/20/26		1,180	1,038,754

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125%	02/11/25		2,075	$2,063,977
Kallpa Generacion SA (Peru), Sr. Unsec’d. Notes, 144A	4.125	08/16/27		1,310	1,218,968
Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes, 144A(a)	4.375	06/18/26(d)		2,000	925,000
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,176	1,080,035
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	219,725
Gtd. Notes, 144A	3.375	02/15/29		200	171,275
Gtd. Notes, 144A	3.625	02/15/31		3,525	2,894,738
Gtd. Notes, 144A(a)	3.875	02/15/32		1,475	1,206,171
Gtd. Notes, 144A(a)	5.250	06/15/29		1,275	1,190,176
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	222,369

Pacific Gas & Electric Co., First Mortgage	4.550	07/01/30		1,750	1,608,666
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	1,106	961,600
PG&E Corp., Sr. Sec’d. Notes	5.250	07/01/30		646	607,086
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30		4,130	3,681,032
Tierra Mojada Luxembourg II Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40		2,280	1,937,953
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		875	832,067
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	3,053,362
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		225	203,493
Gtd. Notes, 144A	5.000	07/31/27		405	385,793
Sr. Sec’d. Notes, 144A	3.550	07/15/24		750	734,283
Sr. Sec’d. Notes, 144A	3.700	01/30/27		3,105	2,891,513
					43,598,721

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125%	06/15/25		550	$551,526
Gtd. Notes, 144A(a)	7.250	06/15/28		1,200	1,219,651
					1,771,177
Electronics 0.1%
Sensata Technologies, Inc., Gtd. Notes, 144A(a)	3.750	02/15/31		665	562,203
Energy-Alternate Sources 0.2%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes, 144A(a)	7.750	02/02/27		1,895	1,668,396
Engineering & Construction 0.9%
AECOM, Gtd. Notes	5.125	03/15/27		500	486,488
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,131,904
Sr. Sec’d. Notes, 144A	5.500	10/31/46		938	729,417
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,142	4,781,117

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		1,050	899,452
					9,028,378
Entertainment 1.4%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,620	1,611,349
Sr. Unsec’d. Notes, 144A	4.625	10/15/29		1,050	922,482

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		2,175	2,090,387
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	60	4,712
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	153	113,587
Sr. Sec’d. Notes, 144A	13.000	09/30/24	EUR	25	27,285
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%(a)	13.625	11/30/27(d)		271	23,051

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625%	04/15/26		2,800	$2,815,005
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27		325	323,424
Sr. Sec’d. Notes, 144A	6.500	02/15/25		750	749,062

Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27		525	474,080
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,125	2,974,836
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		1,375	977,766
Warnermedia Holdings, Inc., Gtd. Notes	5.141	03/15/52		810	647,346
					13,754,372
Environmental Control 0.0%
GFL Environmental, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	01/15/31		210	211,575
Foods 1.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		200	177,286
Gtd. Notes, 144A	5.875	02/15/28		1,775	1,751,636

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		900	783,719
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	3,247	3,734,103
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,500	3,719,601
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		1,269	1,030,530
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		450	403,072
Gtd. Notes, 144A	4.375	01/31/32		725	633,848

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Pilgrim’s Pride Corp., Gtd. Notes	4.250%	04/15/31		2,000	$1,732,065
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		275	239,430
					14,205,290
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		325	310,355
Sr. Unsec’d. Notes	5.875	08/20/26		496	483,129
					793,484
Healthcare-Products 0.1%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		575	510,488
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		250	226,890
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	400	307,088
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	189,541
					1,234,007
Healthcare-Services 1.1%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		100	78,266
Gtd. Notes, 144A	4.625	06/01/30		1,375	1,162,337
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		175	173,968
Gtd. Notes	5.875	02/15/26		200	200,455
Gtd. Notes	7.500	11/06/33		2,000	2,178,615
Gtd. Notes, MTN	7.750	07/15/36		1,500	1,656,721

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		50	43,779
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25		1,150	1,084,970
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26		1,750	1,698,938

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125%	10/01/28	1,450	$1,405,145
Sr. Sec’d. Notes	4.250	06/01/29	325	291,183
Sr. Sec’d. Notes	4.625	06/15/28	825	768,417
				10,742,794
Home Builders 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	675	574,484
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	825	692,456
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	125	117,688
Gtd. Notes	6.750	03/15/25	500	498,989
Gtd. Notes	7.250	10/15/29	3,233	3,126,902
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,325	1,118,936
Gtd. Notes, 144A	6.250	09/15/27	275	258,690
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	1,015,500

Century Communities, Inc., Gtd. Notes, 144A	3.875	08/15/29	800	695,820
KB Home,
Gtd. Notes	4.000	06/15/31	615	522,087
Gtd. Notes(a)	6.875	06/15/27	941	962,589

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	3,141,531
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	1,925	1,792,518
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	400	393,418
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	1,155	1,064,081
				15,975,689
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	2,675	2,313,614

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance 0.0%
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44(h)		75	$66,611
Internet 0.6%
Prosus NV (China), Sr. Unsec’d. Notes, 144A(a)	4.193	01/19/32		2,835	2,367,225
United Group BV (Slovenia),
Sr. Sec’d. Notes	3.125	02/15/26	EUR	2,000	2,057,287
Sr. Sec’d. Notes	4.000	11/15/27	EUR	1,000	995,433
Sr. Sec’d. Notes	4.625	08/15/28	EUR	500	488,579
					5,908,524
Iron/Steel 0.1%
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	6.750	03/15/26		500	501,267
Leisure Time 0.3%
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26		350	331,625
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30		125	127,187
Sr. Unsec’d. Notes, 144A	5.500	08/31/26		950	921,405

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27		350	329,875
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29		1,500	1,387,500
					3,097,592
Lodging 0.9%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		1,870	1,762,475
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		255	227,866
Marriott International, Inc., Sr. Unsec’d. Notes, Series FF	4.625	06/15/30		920	876,527
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	4.750	02/01/27		2,160	1,971,000

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes(a)	4.750%	10/15/28		1,500	$1,387,840
Gtd. Notes	5.500	04/15/27		250	242,271
Gtd. Notes	5.750	06/15/25		50	49,735
Gtd. Notes	6.750	05/01/25		450	451,605

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,600	1,514,000
					8,483,319
Machinery-Diversified 0.0%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		175	178,527
Media 2.6%
Altice Finco SA (Luxembourg), Sec’d. Notes(a)	4.750	01/15/28	EUR	3,125	2,626,907
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24		1,075	1,074,181
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32		3,225	2,653,491
Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31		1,300	1,085,306
Sr. Unsec’d. Notes, 144A	4.250	01/15/34		1,000	780,426
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		1,350	1,252,061
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38		100	86,397
Sr. Sec’d. Notes	5.375	05/01/47		205	165,668
Sr. Sec’d. Notes	5.750	04/01/48		500	421,697
Sr. Sec’d. Notes	6.384	10/23/35		1,515	1,484,783
Sr. Sec’d. Notes	6.484	10/23/45		50	46,372
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,480	1,015,687
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,475	814,518
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		4,000	2,264,909
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $4,702,938; purchased 07/18/19 - 09/16/20)(f)	6.625	08/15/27(d)		5,940	140,313

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co., (cont’d.)
Sec’d. Notes, 144A (original cost $997,283; purchased 02/19/20)(f)	5.375%	08/15/26(d)		1,000	$24,538
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47		645	522,133
Gtd. Notes	5.300	05/15/49		2,220	1,814,273
DISH DBS Corp.,
Gtd. Notes	7.375	07/01/28		500	249,797
Gtd. Notes	7.750	07/01/26		4,570	2,723,924

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	1,847,848
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,000	2,117,886
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	562,584
					25,775,699
Mining 1.2%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes	3.375	11/01/28		1,405	1,224,106
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(a)	7.500	04/01/25		2,000	1,827,500
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		820	773,465
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		500	495,411
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,710	1,751,125
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		1,500	1,377,231
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31		5,000	4,044,828
					11,493,666
Oil & Gas 4.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		1,575	1,586,847

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	3.750%	01/15/30		150	$132,906
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)		2,950	295
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,525	1,505,639
Gtd. Notes, 144A	9.000	11/01/27		1,004	1,271,081
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		825	828,661

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)		3,080	2,964,500
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		475	467,449
Gtd. Notes, 144A	5.875	02/01/29		425	409,586

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,100	1,089,517
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		200	204,795
Gtd. Notes, 144A	8.625	11/01/30		200	207,500

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		1,525	1,517,893
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		2,000	1,887,800
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,174,360
Sr. Unsec’d. Notes	8.875	01/13/33		396	406,375

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,500	1,471,652
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,222	1,116,419
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,688	1,466,977

Gazprom PJSC Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	4.250	04/06/24	GBP	1,250	1,246,669
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	634,373
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	626,244
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	681,711

Leviathan Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	6.750	06/30/30		1,190	1,079,925

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	5.875%	02/01/29		1,750	$1,671,250
Gtd. Notes, 144A	7.125	02/01/27		550	556,875

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		375	374,596
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	730	840,784
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,295	1,606,393
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	500	496,628
Gtd. Notes	4.750	02/26/29	EUR	500	424,515
Gtd. Notes	6.500	03/13/27		3,462	3,110,174
Gtd. Notes	6.500	01/23/29		100	83,550
Gtd. Notes	6.840	01/23/30		400	322,400
Gtd. Notes, EMTN	2.750	04/21/27	EUR	1,000	868,079
Gtd. Notes, EMTN	3.750	02/21/24	EUR	657	707,721
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	445,205
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,180	1,059,655

Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	2,250	2,631,438
Southwestern Energy Co., Gtd. Notes	4.750	02/01/32		575	513,717
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		700	688,625
Gtd. Notes, 144A	8.000	02/01/27		275	263,252
					41,644,031
Packaging & Containers 0.2%
Ball Corp., Gtd. Notes(a)	6.000	06/15/29		1,000	997,477
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		1,000	910,350
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		100	98,873
					2,006,700

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39(h)	1,880	$1,615,692
Sr. Unsec’d. Notes	4.700	05/14/45	520	469,438
Sr. Unsec’d. Notes	4.750	03/15/45	1,150	1,041,449
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	1,350	1,066,654
Gtd. Notes, 144A	6.125	08/01/28	575	492,955

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	40	19,699
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	1,250	463,281
Gtd. Notes, 144A	5.000	02/15/29	1,100	385,000
Gtd. Notes, 144A	5.250	01/30/30	1,175	417,125
Gtd. Notes, 144A	5.250	02/15/31	4,025	1,408,750
Gtd. Notes, 144A	6.250	02/15/29	1,250	442,188
Gtd. Notes, 144A	7.000	01/15/28	1,225	471,625
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,075	547,519

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	25	22,214
Mylan, Inc., Gtd. Notes	5.400	11/29/43	3,000	2,408,906
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	725	570,996
Viatris, Inc., Gtd. Notes	4.000	06/22/50	1,495	969,982
				12,813,473
Pipelines 1.8%
AI Candelaria Spain SA (Colombia), Sr. Sec’d. Notes, 144A	5.750	06/15/33	2,720	1,992,400
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	2,800	2,711,927
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,570,658
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	613,243
Sr. Unsec’d. Notes	5.000	05/15/50	1,280	1,077,255
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,331
Sr. Unsec’d. Notes	6.250	04/15/49	1,340	1,321,580

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Enterprise Products Operating LLC, Gtd. Notes, Series D, 3 Month SOFR + 3.248%	8.638%(c)	08/16/77	200	$198,676
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	25	21,051
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	1,600	1,428,872
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,485	1,421,821
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	205,107
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,250	1,157,508
Gtd. Notes, 144A(a)	6.000	12/31/30	2,150	1,951,843
Gtd. Notes, 144A	7.500	10/01/25	1,250	1,259,924

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	64,651
				18,000,847
Real Estate 0.8%
Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes	6.050	10/13/25	2,085	271,050
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24	1,655	1,592,937
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,434,057
Gtd. Notes, 144A	5.375	08/01/28	920	862,353

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,000	1,719,029
				7,879,426
Real Estate Investment Trusts (REITs) 1.0%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	1,590	1,428,403
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	2,000	1,425,444
Gtd. Notes	9.750	06/15/25	775	769,002
Sr. Unsec’d. Notes	4.750	05/01/24	125	118,828
Sr. Unsec’d. Notes	4.750	02/15/28	1,750	1,278,417

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350%	09/01/24	745	$729,811
Healthpeak OP LLC, Gtd. Notes	2.875	01/15/31	505	417,153
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	5.000	10/15/27	950	758,722
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	1,500	1,509,073
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	345	325,945
Gtd. Notes, 144A	4.500	09/01/26	75	71,391
Gtd. Notes, 144A	4.625	06/15/25	440	428,252
Gtd. Notes, 144A	4.625	12/01/29	285	258,942
				9,519,383
Retail 1.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30	1,350	1,161,000
AutoNation, Inc., Sr. Unsec’d. Notes(a)	4.750	06/01/30	1,880	1,745,315
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	2,900	2,854,952
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32	2,855	2,038,470
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30	650	548,483
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29	825	678,501
Gtd. Notes, 144A	3.875	10/01/31	750	592,600

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	1,675	1,649,267
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	1,850	1,840,087
				13,108,675

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150%	05/01/27		675	$624,922
Gtd. Notes	3.400	05/01/30		875	770,647
					1,395,569
Telecommunications 3.2%
Altice France Holding SA (Luxembourg), Sr. Sec’d. Notes	8.000	05/15/27	EUR	1,100	572,094
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		1,250	825,408
Sr. Unsec’d. Notes	3.800	12/01/57		781	533,762

CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		1,980	1,638,697
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $72,190; purchased 11/14/23)^(f)	0.000(s)	12/31/30		64	72,190
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $14; purchased 11/14/23)^(f)	0.000(s)	12/31/30		145	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $4,241; purchased 11/14/23)^(f)	0.000(s)	12/31/30		2	4,241
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $8; purchased 11/14/23)^(f)	0.000(s)	12/31/30		84	—
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $871,563; purchased 04/16/21 - 03/15/23)(f)	8.000	12/31/26(d)		2,150	43,000
Gtd. Notes, 144A, Cash coupon 13.000% (original cost $1,607,656; purchased 10/19/23)(f)	13.000	12/31/25(d)		2,295	1,560,631
Sr. Sec’d. Notes, 144A (original cost $5,424,180; purchased 10/19/23)(f)	8.750	05/25/24		6,000	5,520,000
Sr. Sec’d. Notes, 144A (original cost $1,890,360; purchased 10/19/23)(f)	8.750	05/25/24		2,000	1,835,000

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23(d)		1,375	27,500
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	3,125	3,361,152
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		2,800	2,585,072

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250%	07/01/28		175	$98,000
Gtd. Notes, 144A	4.625	09/15/27		75	45,750
Sr. Sec’d. Notes, 144A	3.400	03/01/27		175	165,375
Sr. Sec’d. Notes, 144A	10.500	05/15/30		645	598,258

Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	573,480
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,000	3,584,087
TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	4,900	4,821,249
T-Mobile USA, Inc., Gtd. Notes	4.375	04/15/40		1,850	1,581,061
Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375	09/20/28		1,710	754,538
Viasat, Inc., Sr. Unsec’d. Notes, 144A	7.500	05/30/31		350	251,388
					31,051,933
Transportation 0.0%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		89	85,738

Total Corporate Bonds (cost $590,108,523)					508,316,184
Floating Rate and Other Loans 2.3%
Airlines 0.1%
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 3.864%	9.207(c)	04/21/28		974	973,693
Commercial Services 0.1%
Adtalem Global Education, Inc., Term B Loan, 1 Month SOFR + 4.114%	9.463(c)	08/12/28		502	501,484
Computers 0.2%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.170(c)	03/01/29		1,901	1,875,592

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Insurance 0.1%
Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.713%(c)	07/31/27		634	$619,038
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.698(c)	08/21/28		702	689,425
					1,308,463
Investment Companies 0.5%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 7.750%^	11.701(c)	02/22/30	EUR	4,737	5,053,806
Media 0.2%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.823(c)	01/18/28		832	800,006
September 2019 Term Loan, 1 Month LIBOR + 2.500%	7.937(c)	04/15/27		876	818,556
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		201	144,894
Second Lien Term Loan	8.175	08/24/26		2,332	47,621
					1,811,077
Metal Fabricate/Hardware 0.2%
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%^	11.443(c)	03/31/28		223	213,965
Delayed Draw Term Commitment, 1 Month SOFR + 6.000%^	4.480(c)	03/31/28		32	31,027
Term Loan, 1 Month SOFR + 5.850%	11.198(c)	03/31/28		1,753	1,673,936
					1,918,928
Real Estate Investment Trusts (REITs) 0.1%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month SOFR + 2.364%	7.713(c)	04/23/26		752	730,813

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Retail 0.6%
EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.972%(c)	04/30/27	EUR	5,890	$5,687,997
Great Outdoors Group LLC, Term B-2 Loan, 3 Month SOFR + 4.012%	9.402(c)	03/06/28		647	640,862
					6,328,859
Telecommunications 0.2%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24		1,611	1,486,552
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%	7.213(c)	03/01/27		150	141,000
Lumen Technologies, Inc., Term B Loan, 1 Month SOFR + 2.250%	7.713(c)	03/15/27		60	36,400
					1,663,952

Total Floating Rate and Other Loans (cost $24,831,662)					22,166,667
Municipal Bonds 1.0%
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33		1,210	1,165,347
Puerto Rico 0.9%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000(cc)	11/01/43		11,393	5,896,339
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53		700	664,677
Revenue Bonds, Series A-1	5.000	07/01/58		1,780	1,733,706
					8,294,722

Total Municipal Bonds (cost $10,120,517)					9,460,069

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 5.2%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.328%(c)	07/01/26	850	$850,000
Bellemeade Re Ltd.,
Series 2020-04A, Class M2B, 144A, 1 Month SOFR + 3.714% (Cap N/A, Floor 3.600%)	9.057(c)	06/25/30	1,346	1,353,898
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.278(c)	03/25/31	2,280	2,319,583
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.728(c)	09/25/31	900	897,736
Connecticut Avenue Securities Trust,
Series 2019-R07, Class 1M2, 144A, 30 Day Average SOFR + 2.214% (Cap N/A, Floor 0.000%)	7.543(c)	10/25/39	20	20,283
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)	7.493(c)	01/25/40	751	761,034
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.428(c)	10/25/41	1,220	1,229,919
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.578(c)	03/25/42	1,000	1,089,564
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.428(c)	03/25/42	1,000	1,028,891
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	12.129(c)	06/25/42	500	553,940
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 5.600%)	10.928(c)	07/25/42	500	537,482
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 3.600%)	8.928(c)	07/25/42	635	662,506
Series 2023-R01, Class 1M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	9.079(c)	12/25/42	300	314,993

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.828%(c)	10/25/43	650	$648,841

Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500	11/25/35	2,968	373,212
Fannie Mae REMIC, Series 2018-80, Class GC	3.500	10/25/48	1,500	1,212,361
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.728(c)	08/25/33	6,250	6,492,484
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.443(c)	08/25/50	1,257	1,397,525
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.128(c)	10/25/50	630	685,701
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.128(c)	10/25/50	126	127,943
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.328(c)	12/25/50	3,240	3,252,196
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.693(c)	09/25/50	948	1,023,638
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.828(c)	10/25/33	100	103,509
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.428(c)	10/25/33	200	200,484
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.378(c)	01/25/34	2,320	2,347,562
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.128(c)	11/25/41	310	305,822

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.178%(c)	01/25/42		390	$388,658
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.728(c)	02/25/42		700	705,712
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.678(c)	05/25/42		700	725,592
Government National Mortgage Assoc.,
Series 2016-069, Class B	3.000	05/20/46		3,178	2,749,464
Series 2019-137, Class IO, IO	3.000	11/20/49		4,337	686,184
Series 2019-159, Class IJ, IO	3.500	12/20/49		752	146,031

Home Re Ltd., Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.093(c)	05/25/29		138	137,957
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.207(c)	01/25/48		94	90,960
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.228(c)	04/25/34		3,900	3,943,907
PMT Credit Risk Transfer Trust, Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)	8.366(c)	02/27/24		4,671	4,661,548
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.965% (Cap N/A, Floor 2.965%)	9.308(c)	02/25/25		1,720	1,720,017
Series 2018-GT02, Class A, 144A, 1 Month SOFR + 3.515% (Cap N/A, Floor 0.115%)	8.858(c)	08/25/25		1,300	1,300,390

Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.028(c)	11/25/31		3,700	3,787,318
Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	275	295,933

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

TFS (Spain), Series 2018-03^	0.000%(s)	04/16/40	EUR	—(r)	$1

Total Residential Mortgage-Backed Securities (cost $51,010,863)					51,130,779
Sovereign Bonds 3.3%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,515	1,473,883
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.500	02/02/34		1,960	1,956,080
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635	1,543,849
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		2,270	2,228,005

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	138,016
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	1,080	1,058,757
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	615	502,927
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	136,485
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	409,364
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,130	1,212,084
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		334	308,347
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	194,103
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	198,512

Lembaga Pembiayaan Ekspor Indonesia (Indonesia), Sr. Unsec’d. Notes, EMTN	3.875	04/06/24		801	793,078
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes	8.250	04/15/24		2,200	2,064,942
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	873,924

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of Italy Government International Bond (Italy), (cont’d.)
Sr. Unsec’d. Notes, MTN(a)	5.375%	06/15/33		3,300	$3,201,625

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	3,800	4,169,907
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	943	818,598
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	4,453	4,471,441
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	950,546
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,006	755,571
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		508	389,255
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		425	426,063
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	1,140	260,587
Sr. Unsec’d. Notes	7.750	09/01/24(d)		100	31,300
Sr. Unsec’d. Notes	7.750	09/01/26(d)		430	119,583
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	59,550
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,355	309,733
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		3,550	1,111,150
Sr. Unsec’d. Notes, 144A	7.750	09/01/25(d)		520	152,620
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		650	193,538

Total Sovereign Bonds (cost $40,574,434)					32,513,423
U.S. Government Agency Obligations 18.6%
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,948	1,587,782
Federal Home Loan Mortgage Corp.	2.500	07/01/51		1,543	1,251,348
Federal Home Loan Mortgage Corp.	2.500	07/01/51		2,134	1,731,251
Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,837	2,300,128
Federal Home Loan Mortgage Corp.	4.500	10/01/52		10,277	9,628,968
Federal National Mortgage Assoc.	1.500	07/01/51		3,668	2,709,944
Federal National Mortgage Assoc.	2.000	TBA		23,500	18,276,758
Federal National Mortgage Assoc.	2.500	TBA		44,000	35,667,500
Federal National Mortgage Assoc.	2.500	06/01/50		2,924	2,397,404
Federal National Mortgage Assoc.	2.500	03/01/51		3,044	2,478,101
Federal National Mortgage Assoc.	2.500	07/01/51		1,771	1,437,825
Federal National Mortgage Assoc.	3.000	TBA		10,500	8,860,746
Federal National Mortgage Assoc.	3.000	TBA(tt)		55,000	46,351,125
Federal National Mortgage Assoc.	4.000	05/01/52		2,565	2,330,850
Federal National Mortgage Assoc.	5.000	TBA		500	481,424
Federal National Mortgage Assoc.	5.500	TBA		14,500	14,289,157

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	TBA	23,000	$23,057,570
Federal National Mortgage Assoc.	6.500	TBA	4,000	4,060,781
Government National Mortgage Assoc.	2.500	03/20/51	2,702	2,256,763

Total U.S. Government Agency Obligations (cost $180,555,976)				181,155,425
U.S. Treasury Obligations 5.0%
U.S. Treasury Bonds	2.250	05/15/41(h)(k)	23,620	16,703,769
U.S. Treasury Bonds	2.375	02/15/42(k)	4,989	3,553,883
U.S. Treasury Bonds	3.125	02/15/43(k)	4,825	3,847,183
U.S. Treasury Bonds	3.375	11/15/48(h)(k)	11,940	9,649,012
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	525	217,813
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	122,155
U.S. Treasury Strips Coupon	1.781(s)	08/15/40(k)	12,460	5,527,178
U.S. Treasury Strips Coupon	1.960(s)	05/15/41(k)	785	334,545
U.S. Treasury Strips Coupon	2.056(s)	11/15/38(k)	110	53,999
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	1,170	566,125
U.S. Treasury Strips Coupon	2.208(s)	05/15/39(k)	1,375	655,381
U.S. Treasury Strips Coupon	2.340(s)	02/15/43(k)	7,190	2,813,649
U.S. Treasury Strips Coupon	2.341(s)	02/15/40	5,135	2,347,257
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	502	189,074
U.S. Treasury Strips Coupon	2.423(s)	11/15/40(k)	640	280,075
U.S. Treasury Strips Coupon	2.437(s)	05/15/44	2,230	822,661
U.S. Treasury Strips Coupon	3.081(s)	08/15/41(h)	1,295	544,406
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	650	197,057
U.S. Treasury Strips Coupon	5.356(s)	05/15/40	325	146,491
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	427,049

Total U.S. Treasury Obligations (cost $66,358,876)				48,998,762

	Shares
Common Stocks 0.5%
Chemicals 0.2%
TPC Group, Inc.*^	70,274	1,756,850
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	677	50,166

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $484,969; purchased 07/29/20)(f)	5,838	$971,620
Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	10,516	372,371
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.	11,102	891,602
Wireless Telecommunication Services 0.1%
Intelsat Emergence SA (Luxembourg)*	44,407	1,171,235

Total Common Stocks (cost $2,457,560)		5,213,844
Preferred Stock 0.4%
Electronic Equipment, Instruments & Components
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $3,925,000; purchased 03/29/21)^(f) (cost $3,807,250)	3,925	3,925,000

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	4,649	29,056
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	4,649	18,596

Total Rights (cost $115)		47,652

Total Long-Term Investments (cost $1,252,546,097)		1,112,212,594

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Short-Term Investments 6.8%
Affiliated Mutual Funds 6.8%
PGIM Core Government Money Market Fund(wb)	3,601,719	$3,601,719
PGIM Institutional Money Market Fund (cost $62,304,154; includes $61,975,239 of cash collateral for securities on loan)(b)(wb)	62,368,685	62,343,738

Total Affiliated Mutual Funds (cost $65,905,873)		65,945,457
Options Purchased*~ 0.0%
(cost $77,145)		57,237

Total Short-Term Investments (cost $65,983,018)		66,002,694

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 120.6% (cost $1,318,529,115)		1,178,215,288
Options Written*~ (0.1)%
(premiums received $621,997)		(614,527)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 120.5% (cost $1,317,907,118)		1,177,600,761
Liabilities in excess of other assets(z) (20.5)%		(200,344,551)

Net Assets 100.0%		$977,256,210

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
COP—Certificates of Participation
CVR—Contingent Value Rights
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
TD—The Toronto-Dominion Bank
UAG—UBS AG
UBS—UBS Securities LLC
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $19,413,972 and 2.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,190,870; cash collateral of $61,975,239 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $28,973,694. The aggregate value of $21,043,265 is 2.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $55,000,000 is 5.6% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at November 30, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Tank Holding Corp., Delayed Draw Term Commitment, —%(p), Maturity Date 03/31/28 (cost $62,811)^	64	$61,133	$—	$(1,678)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs ILS	Call	MSI	02/16/24	5.50		—	EUR	1,583	$57
Currency Option USD vs ZAR	Call	JPM	04/02/24	21.00		—		5,932	51,638
Currency Option EUR vs HUF	Put	MSI	01/04/24	345.00		—	EUR	725	3
Currency Option EUR vs HUF	Put	MSI	01/04/24	350.00		—	EUR	1,502	16
Currency Option EUR vs ILS	Put	MSI	02/16/24	3.80		—	EUR	1,583	3,657
Currency Option EUR vs PLN	Put	JPM	01/04/24	4.05		—	EUR	713	33
Currency Option EUR vs PLN	Put	MSI	01/04/24	4.10		—	EUR	747	71
Currency Option USD vs BRL	Put	MSI	12/18/23	4.40		—		1,494	4
Currency Option USD vs BRL	Put	MSI	12/27/23	4.30		—		2,631	4
Currency Option USD vs BRL	Put	MSI	01/04/24	4.30		—		747	3
Currency Option USD vs BRL	Put	MSI	01/04/24	4.30		—		752	3
Currency Option USD vs CLP	Put	BARC	01/04/24	750.00		—		741	9
Currency Option USD vs COP	Put	MSI	01/04/24	3,300.00		—		3,004	13
Currency Option USD vs COP	Put	MSI	01/04/24	3,350.00		—		1,502	11
Currency Option USD vs COP	Put	GSI	01/04/24	3,400.00		—		536	7
Currency Option USD vs ILS	Put	CITI	12/07/23	3.40		—		2,235	1
Currency Option USD vs ZAR	Put	MSI	12/01/23	16.75		—		1,502	—
Currency Option USD vs ZAR	Put	GSI	12/01/23	18.75		—		1,502	1,647
Currency Option USD vs ZAR	Put	CITI	12/04/23	16.50		—		1,483	—
Currency Option USD vs ZAR	Put	GSI	12/13/23	16.15		—		1,494	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Put	GSI	12/21/23	16.50		—		1,502	$13
Currency Option USD vs ZAR	Put	JPM	01/04/24	16.50		—		1,483	47
Total Options Purchased (cost $77,145)								$57,237
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs ILS	Call	MSI	02/16/24	4.48	—	EUR	1,583	$(2,792)
Currency Option EUR vs HUF	Put	MSI	01/04/24	383.00	—	EUR	725	(8,419)
Currency Option EUR vs HUF	Put	MSI	01/04/24	387.00	—	EUR	2,936	(57,024)
Currency Option EUR vs PLN	Put	JPM	01/04/24	4.45	—	EUR	713	(17,691)
Currency Option EUR vs PLN	Put	MSI	01/04/24	4.57	—	EUR	747	(38,946)
Currency Option USD vs BRL	Put	MSI	12/18/23	4.97	—		1,494	(24,691)
Currency Option USD vs BRL	Put	MSI	12/27/23	5.35	—		2,631	(224,666)
Currency Option USD vs BRL	Put	MSI	01/04/24	5.00	—		1,499	(34,106)
Currency Option USD vs CLP	Put	BARC	01/04/24	850.00	—		741	(5,567)
Currency Option USD vs COP	Put	MSI	01/04/24	3,950.00	—		1,471	(11,898)
Currency Option USD vs COP	Put	GSI	01/04/24	4,050.00	—		536	(9,660)
Currency Option USD vs COP	Put	MSI	01/04/24	4,150.00	—		3,004	(99,119)
Currency Option USD vs ILS	Put	CITI	12/07/23	3.75	—		2,235	(20,204)
Currency Option USD vs ZAR	Put	MSI	12/01/23	18.75	—		1,502	(1,648)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs ZAR	Put	GSI	12/21/23	18.75	—	1,502	$(15,445)
Currency Option USD vs ZAR	Put	JPM	01/04/24	19.25	—	1,483	(42,513)
Total OTC Traded (premiums received $621,997)							$(614,389)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	44,920	$(138)
(premiums received $0)
Total Options Written (premiums received $621,997)								$(614,527)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
209	3 Month CME SOFR	Dec. 2023	$49,453,319	$19,696
315	3 Month CME SOFR	Mar. 2024	74,515,219	44,546
209	3 Month CME SOFR	Jun. 2024	49,543,450	87,989
116	3 Month CME SOFR	Sep. 2024	27,587,700	97,075
868	2 Year U.S. Treasury Notes	Mar. 2024	177,472,094	458,589
372	5 Year U.S. Treasury Notes	Mar. 2024	39,748,780	137,538
888	10 Year U.S. Treasury Notes	Mar. 2024	97,499,629	561,926
176	10 Year U.S. Ultra Treasury Notes	Mar. 2024	19,978,751	108,312
				1,515,671
Short Positions:
225	5 Year Euro-Bobl	Dec. 2023	28,777,219	(43,787)
80	10 Year Euro-Bund	Dec. 2023	11,519,813	(61,358)
444	20 Year U.S. Treasury Bonds	Mar. 2024	51,698,250	(449,970)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Futures contracts outstanding at November 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
79	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	$9,717,000	$(129,113)
38	Euro Schatz Index	Dec. 2023	4,359,040	3,095
				(681,133)
				$834,538
Forward foreign currency exchange contracts outstanding at November 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/24	JPM	AUD	1,075	$682,000	$711,426	$29,426	$—
Brazilian Real,
Expiring 12/04/23	CITI	BRL	1,704	348,234	345,974	—	(2,260)
British Pound,
Expiring 01/19/24	SSB	GBP	2,726	3,436,394	3,442,877	6,483	—
Chilean Peso,
Expiring 12/20/23	BARC	CLP	1,412,838	1,536,900	1,617,669	80,769	—
Expiring 12/20/23	HSBC	CLP	536,558	580,000	614,347	34,347	—
Expiring 12/20/23	TD	CLP	578,462	621,000	662,326	41,326	—
Expiring 12/20/23	UAG	CLP	1,533,585	1,756,000	1,755,923	—	(77)
Expiring 12/20/23	UAG	CLP	1,386,043	1,592,001	1,586,991	—	(5,010)
Chinese Renminbi,
Expiring 01/30/24	JPM	CNH	40,659	5,598,135	5,716,305	118,170	—
Colombian Peso,
Expiring 12/20/23	BARC	COP	18,638,636	4,374,804	4,620,808	246,004	—
Expiring 12/20/23	CITI	COP	7,751,963	1,752,380	1,921,833	169,453	—
Expiring 12/20/23	HSBC	COP	6,170,922	1,531,531	1,529,868	—	(1,663)
Expiring 12/20/23	TD	COP	6,610,607	1,620,644	1,638,873	18,229	—
Czech Koruna,
Expiring 01/19/24	CITI	CZK	35,116	1,540,000	1,570,182	30,182	—
Expiring 01/19/24	CITI	CZK	28,494	1,235,760	1,274,087	38,327	—
Expiring 01/19/24	CITI	CZK	17,603	789,500	787,117	—	(2,383)
Expiring 01/19/24	DB	CZK	45,490	1,942,000	2,034,037	92,037	—
Expiring 01/19/24	DB	CZK	39,255	1,674,000	1,755,260	81,260	—
Expiring 01/19/24	DB	CZK	32,568	1,440,583	1,456,250	15,667	—
Expiring 01/19/24	GSI	CZK	32,934	1,428,000	1,472,608	44,608	—
Expiring 01/19/24	GSI	CZK	32,119	1,429,558	1,436,169	6,611	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 01/19/24	MSI	CZK	36,791	$1,605,000	$1,645,062	$40,062	$—
Expiring 01/19/24	UAG	CZK	17,560	789,501	785,175	—	(4,326)
Euro,
Expiring 01/19/24	BARC	EUR	779	829,822	850,275	20,453	—
Expiring 01/19/24	HSBC	EUR	4,615	4,949,235	5,034,972	85,737	—
Expiring 01/19/24	HSBC	EUR	1,533	1,644,982	1,672,849	27,867	—
Expiring 01/19/24	HSBC	EUR	1,322	1,419,782	1,442,328	22,546	—
Expiring 01/19/24	MSI	EUR	1,862	2,000,000	2,031,095	31,095	—
Expiring 01/19/24	SSB	EUR	247	270,930	269,698	—	(1,232)
Hungarian Forint,
Expiring 01/19/24	CITI	HUF	590,422	1,631,000	1,681,293	50,293	—
Expiring 01/19/24	DB	HUF	654,288	1,855,000	1,863,159	8,159	—
Expiring 01/19/24	DB	HUF	570,805	1,567,000	1,625,431	58,431	—
Expiring 01/19/24	GSI	HUF	469,365	1,313,000	1,336,569	23,569	—
Indian Rupee,
Expiring 12/20/23	BOA	INR	186,436	2,234,000	2,235,391	1,391	—
Expiring 12/20/23	BOA	INR	107,384	1,285,000	1,287,549	2,549	—
Expiring 12/20/23	JPM	INR	539,949	6,480,118	6,474,051	—	(6,067)
Expiring 12/20/23	JPM	INR	225,257	2,699,000	2,700,858	1,858	—
Expiring 12/20/23	JPM	INR	195,962	2,352,000	2,349,601	—	(2,399)
Expiring 12/20/23	JPM	INR	192,692	2,314,000	2,310,394	—	(3,606)
Expiring 12/20/23	MSI	INR	212,975	2,551,000	2,553,597	2,597	—
Expiring 12/20/23	SCB	INR	217,294	2,601,000	2,605,379	4,379	—
Indonesian Rupiah,
Expiring 12/20/23	MSI	IDR	114,637,000	7,451,945	7,366,483	—	(85,462)
Expiring 12/20/23	SCB	IDR	23,075,160	1,488,000	1,482,792	—	(5,208)
Israeli Shekel,
Expiring 12/20/23	BARC	ILS	7,169	1,790,000	1,923,022	133,022	—
Expiring 12/20/23	BARC	ILS	4,347	1,172,160	1,166,105	—	(6,055)
Expiring 12/20/23	CITI	ILS	6,345	1,707,000	1,702,017	—	(4,983)
Expiring 03/20/24	BOA	ILS	5,061	1,369,809	1,363,819	—	(5,990)
Japanese Yen,
Expiring 01/19/24	HSBC	JPY	303,310	2,069,784	2,062,607	—	(7,177)
Mexican Peso,
Expiring 12/20/23	BOA	MXN	35,675	2,043,000	2,047,430	4,430	—
Expiring 12/20/23	BOA	MXN	34,294	1,995,000	1,968,162	—	(26,838)
Expiring 12/20/23	CITI	MXN	11,753	634,763	674,528	39,765	—
Expiring 12/20/23	HSBC	MXN	13,924	749,000	799,141	50,141	—
Expiring 12/20/23	SSB	MXN	13,874	749,000	796,238	47,238	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 12/20/23	TD	MXN	27,496	$1,507,000	$1,578,067	$71,067	$—
Expiring 12/20/23	TD	MXN	27,439	1,496,000	1,574,759	78,759	—
New Taiwanese Dollar,
Expiring 12/20/23	JPM	TWD	842,138	27,095,833	26,940,332	—	(155,501)
Expiring 12/20/23	SCB	TWD	47,022	1,480,000	1,504,246	24,246	—
New Zealand Dollar,
Expiring 01/19/24	CITI	NZD	2,506	1,508,713	1,543,571	34,858	—
Peruvian Nuevo Sol,
Expiring 12/20/23	CITI	PEN	18,056	4,842,611	4,825,245	—	(17,366)
Expiring 12/20/23	SCB	PEN	4,815	1,286,000	1,286,750	750	—
Philippine Peso,
Expiring 12/20/23	CITI	PHP	135,692	2,390,000	2,444,525	54,525	—
Expiring 12/20/23	MSI	PHP	40,896	739,000	736,755	—	(2,245)
Polish Zloty,
Expiring 01/19/24	DB	PLN	6,432	1,546,000	1,605,372	59,372	—
Expiring 01/19/24	GSI	PLN	6,222	1,495,000	1,552,973	57,973	—
Expiring 01/19/24	GSI	PLN	6,202	1,556,000	1,547,931	—	(8,069)
Expiring 01/19/24	MSI	PLN	6,329	1,583,000	1,579,786	—	(3,214)
Expiring 01/19/24	SSB	PLN	6,742	1,623,000	1,682,872	59,872	—
Singapore Dollar,
Expiring 12/20/23	BARC	SGD	2,937	2,170,000	2,197,801	27,801	—
Expiring 12/20/23	BOA	SGD	4,195	3,084,000	3,138,741	54,741	—
Expiring 12/20/23	BOA	SGD	3,769	2,767,000	2,819,940	52,940	—
Expiring 12/20/23	BOA	SGD	3,682	2,739,000	2,754,743	15,743	—
Expiring 12/20/23	CITI	SGD	1,372	1,004,000	1,026,456	22,456	—
Expiring 12/20/23	HSBC	SGD	3,130	2,288,000	2,341,743	53,743	—
Expiring 12/20/23	JPM	SGD	3,310	2,446,000	2,476,756	30,756	—
Expiring 12/20/23	MSI	SGD	3,088	2,267,000	2,310,638	43,638	—
Expiring 12/20/23	SCB	SGD	4,002	2,949,000	2,994,669	45,669	—
South African Rand,
Expiring 12/20/23	MSI	ZAR	30,095	1,601,000	1,593,636	—	(7,364)
Expiring 12/20/23	TD	ZAR	73,423	3,835,945	3,888,070	52,125	—
Expiring 12/20/23	TD	ZAR	30,831	1,672,000	1,632,625	—	(39,375)
South Korean Won,
Expiring 12/20/23	BOA	KRW	2,498,291	1,892,000	1,922,989	30,989	—
Expiring 12/20/23	BOA	KRW	1,930,660	1,480,000	1,486,071	6,071	—
Expiring 12/20/23	CITI	KRW	990,706	738,000	762,568	24,568	—
Expiring 12/20/23	JPM	KRW	2,473,421	1,854,000	1,903,846	49,846	—
Expiring 12/20/23	MSI	KRW	2,462,379	1,868,000	1,895,347	27,347	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/20/23	SCB	KRW	1,979,834	$1,471,000	$1,523,921	$52,921	$—
Thai Baht,
Expiring 12/20/23	BOA	THB	83,492	2,331,000	2,377,742	46,742	—
Expiring 12/20/23	CITI	THB	27,785	754,000	791,280	37,280	—
Expiring 12/20/23	HSBC	THB	70,308	1,963,000	2,002,279	39,279	—
Expiring 12/20/23	JPM	THB	87,642	2,468,000	2,495,947	27,947	—
Turkish Lira,
Expiring 03/20/24	BARC	TRY	23,619	739,000	742,855	3,855	—
				$199,049,357	$201,541,847	2,896,360	(403,870)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/24	JPM	AUD	1,483	$954,937	$981,506	$—	$(26,569)
Brazilian Real,
Expiring 12/04/23	CITI	BRL	1,704	338,370	345,975	—	(7,605)
Expiring 02/02/24	CITI	BRL	1,704	345,712	343,696	2,016	—
British Pound,
Expiring 01/19/24	BARC	GBP	721	910,261	910,707	—	(446)
Expiring 01/19/24	BOA	GBP	898	1,104,893	1,134,511	—	(29,618)
Expiring 01/19/24	GSI	GBP	500	609,049	631,449	—	(22,400)
Expiring 01/19/24	HSBC	GBP	21,962	27,027,013	27,737,344	—	(710,331)
Expiring 01/19/24	SCB	GBP	1,038	1,317,957	1,310,653	7,304	—
Expiring 01/19/24	SCB	GBP	294	357,213	371,423	—	(14,210)
Chilean Peso,
Expiring 12/20/23	GSI	CLP	1,421,037	1,555,000	1,627,057	—	(72,057)
Expiring 12/20/23	TD	CLP	3,832,773	4,259,867	4,388,443	—	(128,576)
Expiring 12/20/23	UAG	CLP	1,508,114	1,665,000	1,726,759	—	(61,759)
Expiring 12/20/23	UAG	CLP	1,474,735	1,633,000	1,688,540	—	(55,540)
Chinese Renminbi,
Expiring 01/30/24	BOA	CNH	19,604	2,719,000	2,756,097	—	(37,097)
Expiring 01/30/24	HSBC	CNH	18,538	2,598,000	2,606,236	—	(8,236)
Expiring 01/30/24	HSBC	CNH	10,508	1,457,000	1,477,294	—	(20,294)
Expiring 01/30/24	JPM	CNH	20,471	2,836,000	2,878,098	—	(42,098)
Expiring 01/30/24	MSI	CNH	10,529	1,457,000	1,480,340	—	(23,340)
Expiring 01/30/24	SCB	CNH	10,633	1,494,000	1,494,927	—	(927)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 12/20/23	BNP	COP	4,994,682	$1,157,912	$1,238,260	$—	$(80,348)
Expiring 12/20/23	BOA	COP	3,227,339	754,000	800,108	—	(46,108)
Expiring 12/20/23	BOA	COP	1,555,630	359,600	385,665	—	(26,065)
Expiring 12/20/23	CITI	COP	2,947,641	697,000	730,766	—	(33,766)
Expiring 12/20/23	MSI	COP	7,709,810	1,907,000	1,911,382	—	(4,382)
Czech Koruna,
Expiring 01/19/24	BARC	CZK	112,382	4,851,480	5,025,049	—	(173,569)
Expiring 01/19/24	GSI	CZK	17,967	765,055	803,373	—	(38,318)
Expiring 01/19/24	MSI	CZK	19,916	846,945	890,512	—	(43,567)
Euro,
Expiring 01/19/24	BNP	EUR	52,253	55,685,835	57,006,673	—	(1,320,838)
Expiring 01/19/24	DB	EUR	3,227	3,428,897	3,520,569	—	(91,672)
Expiring 01/19/24	DB	EUR	2,751	3,012,558	3,000,766	11,792	—
Expiring 01/19/24	HSBC	EUR	58,195	61,621,016	63,488,935	—	(1,867,919)
Expiring 01/19/24	HSBC	EUR	1,366	1,490,033	1,490,269	—	(236)
Expiring 01/19/24	JPM	EUR	2,958	3,144,000	3,227,091	—	(83,091)
Expiring 01/19/24	MSI	EUR	33,302	35,522,724	36,331,553	—	(808,829)
Expiring 01/19/24	SCB	EUR	1,372	1,455,666	1,496,536	—	(40,870)
Expiring 01/19/24	SSB	EUR	331	354,060	360,763	—	(6,703)
Hungarian Forint,
Expiring 01/19/24	GSI	HUF	3,204,824	8,663,560	9,126,098	—	(462,538)
Expiring 01/19/24	GSI	HUF	614,712	1,643,000	1,750,462	—	(107,462)
Indian Rupee,
Expiring 12/20/23	CITI	INR	180,916	2,169,000	2,169,205	—	(205)
Expiring 12/20/23	HSBC	INR	179,347	2,150,000	2,150,385	—	(385)
Expiring 12/20/23	JPM	INR	213,753	2,566,000	2,562,918	3,082	—
Expiring 12/20/23	JPM	INR	189,388	2,274,000	2,270,789	3,211	—
Expiring 12/20/23	JPM	INR	162,469	1,949,000	1,948,017	983	—
Indonesian Rupiah,
Expiring 12/20/23	BOA	IDR	34,107,514	2,138,000	2,191,722	—	(53,722)
Expiring 12/20/23	HSBC	IDR	39,389,250	2,500,000	2,531,122	—	(31,122)
Expiring 12/20/23	HSBC	IDR	29,904,485	1,909,000	1,921,639	—	(12,639)
Expiring 12/20/23	HSBC	IDR	29,768,710	1,901,000	1,912,914	—	(11,914)
Expiring 12/20/23	MSI	IDR	35,852,478	2,264,000	2,303,852	—	(39,852)
Israeli Shekel,
Expiring 12/20/23	BARC	ILS	7,582	1,989,000	2,033,654	—	(44,654)
Expiring 12/20/23	BARC	ILS	7,250	1,907,810	1,944,690	—	(36,880)
Expiring 12/20/23	CITI	ILS	7,182	1,874,000	1,926,387	—	(52,387)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 12/20/23	BARC	MXN	44,607	$2,500,489	$2,560,065	$—	$(59,576)
Expiring 12/20/23	BOA	MXN	30,216	1,695,000	1,734,136	—	(39,136)
Expiring 12/20/23	SSB	MXN	30,225	1,735,000	1,734,671	329	—
New Taiwanese Dollar,
Expiring 12/20/23	CITI	TWD	81,924	2,547,000	2,620,788	—	(73,788)
Expiring 12/20/23	CITI	TWD	72,673	2,275,000	2,324,824	—	(49,824)
Expiring 12/20/23	CITI	TWD	68,330	2,116,000	2,185,899	—	(69,899)
Expiring 12/20/23	DB	TWD	74,995	2,339,000	2,399,130	—	(60,130)
Expiring 12/20/23	GSI	TWD	83,730	2,587,000	2,678,540	—	(91,540)
Expiring 12/20/23	GSI	TWD	73,830	2,299,000	2,361,853	—	(62,853)
Expiring 12/20/23	HSBC	TWD	73,440	2,287,000	2,349,378	—	(62,378)
Expiring 12/20/23	JPM	TWD	82,696	2,571,000	2,645,483	—	(74,483)
Expiring 12/20/23	JPM	TWD	80,482	2,501,000	2,574,656	—	(73,656)
Expiring 12/20/23	JPM	TWD	78,414	2,440,000	2,508,507	—	(68,507)
Expiring 12/20/23	MSI	TWD	72,711	2,274,000	2,326,057	—	(52,057)
Expiring 12/20/23	SCB	TWD	45,934	1,480,000	1,469,461	10,539	—
Expiring 03/20/24	JPM	TWD	842,138	27,486,731	27,298,266	188,465	—
Expiring 03/20/24	SCB	TWD	105,627	3,450,000	3,423,940	26,060	—
Peruvian Nuevo Sol,
Expiring 12/20/23	BARC	PEN	6,124	1,587,000	1,636,681	—	(49,681)
Expiring 12/20/23	BARC	PEN	4,174	1,106,840	1,115,362	—	(8,522)
Expiring 12/20/23	BOA	PEN	5,341	1,400,000	1,427,212	—	(27,212)
Expiring 12/20/23	BOA	PEN	2,230	578,500	595,886	—	(17,386)
Expiring 12/20/23	BOA	PEN	1,753	455,590	468,567	—	(12,977)
Expiring 12/20/23	CITI	PEN	5,106	1,318,473	1,364,448	—	(45,975)
Expiring 12/20/23	CITI	PEN	4,278	1,115,410	1,143,238	—	(27,828)
Expiring 12/20/23	CITI	PEN	4,015	1,046,500	1,072,896	—	(26,396)
Expiring 12/20/23	SCB	PEN	7,799	2,094,000	2,084,252	9,748	—
Expiring 12/20/23	SCB	PEN	2,293	591,527	612,707	—	(21,180)
Philippine Peso,
Expiring 12/20/23	CITI	PHP	135,228	2,377,000	2,436,153	—	(59,153)
Expiring 12/20/23	CITI	PHP	65,894	1,160,522	1,187,102	—	(26,580)
Expiring 12/20/23	HSBC	PHP	150,603	2,688,000	2,713,150	—	(25,150)
Expiring 12/20/23	HSBC	PHP	144,047	2,572,000	2,595,045	—	(23,045)
Expiring 12/20/23	JPM	PHP	42,903	754,000	772,899	—	(18,899)
Expiring 12/20/23	SCB	PHP	128,629	2,256,000	2,317,283	—	(61,283)
Expiring 12/20/23	SCB	PHP	125,780	2,216,000	2,265,956	—	(49,956)
Polish Zloty,
Expiring 01/19/24	BARC	PLN	6,870	1,570,000	1,714,685	—	(144,685)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 01/19/24	UAG	PLN	10,112	$2,366,790	$2,523,846	$—	$(157,056)
Singapore Dollar,
Expiring 12/20/23	BOA	SGD	1,998	1,480,000	1,495,118	—	(15,118)
Expiring 12/20/23	GSI	SGD	3,501	2,566,000	2,619,344	—	(53,344)
Expiring 12/20/23	JPM	SGD	29,255	21,586,587	21,890,277	—	(303,690)
Expiring 12/20/23	SCB	SGD	2,007	1,471,000	1,501,788	—	(30,788)
South Korean Won,
Expiring 12/20/23	CITI	KRW	2,061,263	1,559,000	1,586,599	—	(27,599)
Expiring 12/20/23	CITI	KRW	971,668	747,000	747,914	—	(914)
Expiring 12/20/23	DB	KRW	1,021,609	755,000	786,355	—	(31,355)
Expiring 12/20/23	SCB	KRW	17,312,465	13,122,960	13,325,780	—	(202,820)
Thai Baht,
Expiring 12/20/23	CITI	THB	27,641	781,000	787,186	—	(6,186)
Expiring 12/20/23	GSI	THB	135,284	3,813,825	3,852,721	—	(38,896)
Expiring 12/20/23	JPM	THB	78,785	2,183,000	2,243,697	—	(60,697)
Expiring 12/20/23	JPM	THB	73,891	2,009,000	2,104,319	—	(95,319)
Expiring 12/20/23	JPM	THB	73,412	2,083,000	2,090,671	—	(7,671)
Expiring 12/20/23	JPM	THB	25,977	739,000	739,800	—	(800)
Expiring 12/20/23	MSI	THB	34,581	952,000	984,835	—	(32,835)
Expiring 12/20/23	MSI	THB	25,066	690,000	713,848	—	(23,848)
				$419,966,167	$429,056,453	263,529	(9,353,815)
						$3,159,889	$(9,757,685)
Cross currency exchange contracts outstanding at November 30, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/19/24	Buy	EUR	1,450	PLN	6,518	$—	$(44,870)	JPM
01/19/24	Buy	EUR	1,507	PLN	6,870	—	(70,489)	BOA
01/19/24	Buy	EUR	1,510	CZK	37,319	—	(21,643)	UAG
01/19/24	Buy	PLN	7,688	EUR	1,752	7,082	—	MSI
						$7,082	$(137,002)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Credit default swap agreements outstanding at November 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	12/14/23	0.500%(M)	22,423	*	$14,617	$(289)	$14,906	GSI
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		1,515	$154,559		$269,081		$(114,522)		BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(33,487)		(45,255)		11,768		BARC
United Mexican States	06/20/24	1.000%(Q)		2,340	(15,454)		275		(15,729)		BARC
United Mexican States	12/20/24	1.000%(Q)		180	(1,813)		267		(2,080)		CITI
					$103,805		$224,368		$(120,563)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	06/20/24	1.000%(Q)	4,310	0.306%	$25,079	$3,300	$21,779	GSI
Federative Republic of Brazil	12/20/23	1.000%(Q)	2,500	0.146%	6,169	996	5,173	CITI
General Motors Co.	06/20/26	5.000%(Q)	2,390	0.974%	253,853	238,038	15,815	GSI
Halliburton Co.	12/20/26	1.000%(Q)	2,770	0.377%	54,868	16,224	38,644	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)	1,460	0.274%	8,757	3,133	5,624	GSI
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	10,760	0.079%	10,972	3,206	7,766	BOA

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Credit default swap agreements outstanding at November 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/24	1.000%(Q)	2,340	2.174%	$(10,367)	$(24,358)	$13,991	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)	180	2.873%	(3,076)	(3,582)	506	CITI
Simon Property Group LP	06/20/26	1.000%(Q)	3,820	0.487%	54,893	22,661	32,232	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	5,130	0.627%	56,125	54,961	1,164	GSI
Wells Fargo & Co.	12/20/23	1.000%(Q)	6,250	0.299%	14,897	955	13,942	MSI
					$472,170	$315,534	$156,636

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2023(4)	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	10,910	4.029%	$116,314	$532,664	$416,350
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,145	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 5.188%	$72,023	$165,539	$93,516
GBP	916	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/ 5.188%	(60,427)	88,674	149,101
GBP	8,995	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.188%	(258,256)	1,176,228	1,434,484
GBP	6,015	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.188%	124,739	956,326	831,587
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 5.188%	(94,106)	571,658	665,764
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.188%	(18,372)	107,196	125,568
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.188%	(18,242)	95,183	113,425

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Interest rate swap agreements outstanding at November 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 5.188%	$(4,338)	$49,860	$54,198
	40,032	03/08/24	5.386%(T)	1 Day SOFR(2)(T)/ 5.330%	(38)	60,437	60,475
	135,695	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	—	83,511	83,511
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(27,825)	(27,825)
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	32,869	32,869
	46,221	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.330%	—	50,436	50,436
	62,470	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(36,997)	(36,997)
	11,000	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.330%	2,035	(106,323)	(108,358)
					$(254,982)	$3,266,772	$3,521,754

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
3,600	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/ 3.300%	$32,238	$—	$32,238	JPM

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at November 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.330%	BNP	06/20/24	(42,600)	$301,876	$—	$301,876

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Total return swap agreements outstanding at November 30, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.880%	DB	09/21/24	10,000	$130,588	$—	$130,588
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 4.880%	GSI	03/20/24	(3,943)	(70,493)	—	(70,493)
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	BOA	02/21/24	17,370	(640,011)	—	(640,011)
					$(278,040)	$—	$(278,040)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).